IFRS 7 Disclosure - Credit and Counterparty Risk - Schedule of Total Credit Risk Exposures (Detail) - CAD ($) $ in Millions	Oct. 31, 2020	Oct. 31, 2019
Disclosure of credit risk exposure [line items]
Total exposure at default	$ 885,604	$ 803,293
Financial institutions [member]
Disclosure of credit risk exposure [line items]
Total exposure at default	215,553	180,704
Government sector [member]
Disclosure of credit risk exposure [line items]
Total exposure at default	88,191	66,220
Manufacturing sector [member]
Disclosure of credit risk exposure [line items]
Total exposure at default	47,940	45,680
Real estate sector [member]
Disclosure of credit risk exposure [line items]
Total exposure at default	52,293	47,800
Retail trade sector [member]
Disclosure of credit risk exposure [line items]
Total exposure at default	25,735	27,343
Service industries sector [member]
Disclosure of credit risk exposure [line items]
Total exposure at default	68,060	64,162
Wholesale trade sector [member]
Disclosure of credit risk exposure [line items]
Total exposure at default	21,773	22,940
Oil and gas sector [member]
Disclosure of credit risk exposure [line items]
Total exposure at default	32,664	30,147
Individual sector [member]
Disclosure of credit risk exposure [line items]
Total exposure at default	259,289	249,731
Other sector [member]
Disclosure of credit risk exposure [line items]
Total exposure at default	74,106	68,566
Drawn [Member]
Disclosure of credit risk exposure [line items]
Total exposure at default	632,693	577,543
Drawn [Member] | Financial institutions [member]
Disclosure of credit risk exposure [line items]
Total exposure at default	142,254	117,959
Drawn [Member] | Government sector [member]
Disclosure of credit risk exposure [line items]
Total exposure at default	78,506	58,050
Drawn [Member] | Manufacturing sector [member]
Disclosure of credit risk exposure [line items]
Total exposure at default	27,789	26,265
Drawn [Member] | Real estate sector [member]
Disclosure of credit risk exposure [line items]
Total exposure at default	40,202	37,146
Drawn [Member] | Retail trade sector [member]
Disclosure of credit risk exposure [line items]
Total exposure at default	19,835	22,529
Drawn [Member] | Service industries sector [member]
Disclosure of credit risk exposure [line items]
Total exposure at default	47,468	46,610
Drawn [Member] | Wholesale trade sector [member]
Disclosure of credit risk exposure [line items]
Total exposure at default	15,295	16,822
Drawn [Member] | Oil and gas sector [member]
Disclosure of credit risk exposure [line items]
Total exposure at default	12,990	13,406
Drawn [Member] | Individual sector [member]
Disclosure of credit risk exposure [line items]
Total exposure at default	206,370	198,205
Drawn [Member] | Other sector [member]
Disclosure of credit risk exposure [line items]
Total exposure at default	41,984	40,551
Undrawn commitments [member]
Disclosure of credit risk exposure [line items]
Total exposure at default	164,739	156,303
Undrawn commitments [member] | Financial institutions [member]
Disclosure of credit risk exposure [line items]
Total exposure at default	24,302	24,010
Undrawn commitments [member] | Government sector [member]
Disclosure of credit risk exposure [line items]
Total exposure at default	1,579	1,665
Undrawn commitments [member] | Manufacturing sector [member]
Disclosure of credit risk exposure [line items]
Total exposure at default	16,696	16,581
Undrawn commitments [member] | Real estate sector [member]
Disclosure of credit risk exposure [line items]
Total exposure at default	9,735	8,948
Undrawn commitments [member] | Retail trade sector [member]
Disclosure of credit risk exposure [line items]
Total exposure at default	4,809	3,974
Undrawn commitments [member] | Service industries sector [member]
Disclosure of credit risk exposure [line items]
Total exposure at default	15,443	13,304
Undrawn commitments [member] | Wholesale trade sector [member]
Disclosure of credit risk exposure [line items]
Total exposure at default	5,455	5,273
Undrawn commitments [member] | Oil and gas sector [member]
Disclosure of credit risk exposure [line items]
Total exposure at default	11,675	11,302
Undrawn commitments [member] | Individual sector [member]
Disclosure of credit risk exposure [line items]
Total exposure at default	52,829	51,432
Undrawn commitments [member] | Other sector [member]
Disclosure of credit risk exposure [line items]
Total exposure at default	22,216	19,814
Over the counter derivatives [member]
Disclosure of credit risk exposure [line items]
Total exposure at default	38,583	28,135
Over the counter derivatives [member] | Financial institutions [member]
Disclosure of credit risk exposure [line items]
Total exposure at default	19,611	14,849
Over the counter derivatives [member] | Government sector [member]
Disclosure of credit risk exposure [line items]
Total exposure at default	4,892	4,357
Over the counter derivatives [member] | Manufacturing sector [member]
Disclosure of credit risk exposure [line items]
Total exposure at default	1,741	1,340
Over the counter derivatives [member] | Real estate sector [member]
Disclosure of credit risk exposure [line items]
Total exposure at default	1,383	845
Over the counter derivatives [member] | Retail trade sector [member]
Disclosure of credit risk exposure [line items]
Total exposure at default	487	239
Over the counter derivatives [member] | Service industries sector [member]
Disclosure of credit risk exposure [line items]
Total exposure at default	2,033	1,252
Over the counter derivatives [member] | Wholesale trade sector [member]
Disclosure of credit risk exposure [line items]
Total exposure at default	423	281
Over the counter derivatives [member] | Oil and gas sector [member]
Disclosure of credit risk exposure [line items]
Total exposure at default	6,099	3,637
Over the counter derivatives [member] | Other sector [member]
Disclosure of credit risk exposure [line items]
Total exposure at default	1,914	1,335
Other off balance sheet items [Member]
Disclosure of credit risk exposure [line items]
Total exposure at default	24,099	22,572
Other off balance sheet items [Member] | Financial institutions [member]
Disclosure of credit risk exposure [line items]
Total exposure at default	6,520	6,400
Other off balance sheet items [Member] | Government sector [member]
Disclosure of credit risk exposure [line items]
Total exposure at default	590	894
Other off balance sheet items [Member] | Manufacturing sector [member]
Disclosure of credit risk exposure [line items]
Total exposure at default	1,714	1,494
Other off balance sheet items [Member] | Real estate sector [member]
Disclosure of credit risk exposure [line items]
Total exposure at default	973	861
Other off balance sheet items [Member] | Retail trade sector [member]
Disclosure of credit risk exposure [line items]
Total exposure at default	604	601
Other off balance sheet items [Member] | Service industries sector [member]
Disclosure of credit risk exposure [line items]
Total exposure at default	3,116	2,996
Other off balance sheet items [Member] | Wholesale trade sector [member]
Disclosure of credit risk exposure [line items]
Total exposure at default	600	564
Other off balance sheet items [Member] | Oil and gas sector [member]
Disclosure of credit risk exposure [line items]
Total exposure at default	1,900	1,802
Other off balance sheet items [Member] | Individual sector [member]
Disclosure of credit risk exposure [line items]
Total exposure at default	90	94
Other off balance sheet items [Member] | Other sector [member]
Disclosure of credit risk exposure [line items]
Total exposure at default	7,992	6,866
Repo style transactions [member]
Disclosure of credit risk exposure [line items]
Total exposure at default	25,490	18,740
Repo style transactions [member] | Financial institutions [member]
Disclosure of credit risk exposure [line items]
Total exposure at default	22,866	17,486
Repo style transactions [member] | Government sector [member]
Disclosure of credit risk exposure [line items]
Total exposure at default	$ 2,624	$ 1,254